UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1681

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

Alpha Intelligent ETFs

Alpha Intelligent – Large Cap Growth ETF (AILG)

Alpha Intelligent – Large Cap Value ETF (AILV)

SEMI-ANNUAL REPORT

April 30, 2023
(Unaudited)

Alpha Intelligent ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedule of Investments	3
Alpha Intelligent - Large Cap Growth ETF	3
Alpha Intelligent - Large Cap Value ETF	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Alpha Intelligent - Large Cap Growth ETF	9
Alpha Intelligent - Large Cap Value ETF	10
Financial Highlights	11
Notes to Financial Statements	13
Supplemental Information	20
Review of Liquidity Risk Management Program	21

Alpha Intelligent ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (November 1, 2022 to April 30, 2023).

ACTUAL EXPENSES

The first line under the Funds in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Annualized Expense Ratios	Expenses Paid During the Period(1)
Alpha Intelligent – Large Cap Growth ETF
Actual	$ 1,000.00	$ 1,073.60	0.85%	$4.37
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.58	0.85%	$4.26
Alpha Intelligent – Large Cap Value ETF
Actual	$ 1,000.00	$ 985.20	0.85%	$4.18
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.58	0.85%	$4.26

(1)	Expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the 181/365 (to reflect the six-month period).

Alpha Intelligent - Large Cap Growth ETF

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.5%
Aerospace/Defense — 1.2%
TransDigm Group, Inc.	14	$10,710

Applications Software — 12.1%
Intuit, Inc.	43	19,090
Microsoft Corp.	225	69,133
ServiceNow, Inc. (a)	35	16,080
		104,303
Athletic Footwear — 2.7%
NIKE, Inc. - Class B	186	23,570

Chemicals - Specialty — 1.3%
Ecolab, Inc.	65	10,910

Commercial Services - Finance — 2.9%
Moody’s Corp.	23	7,202
PayPal Holdings, Inc. (a)	237	18,012
		25,214
Commercial Services — 2.0%
CoStar Group, Inc. (a)	133	10,234
GXO Logistics, Inc. (a)	137	7,279
		17,513
Computer Aided Design — 1.1%
Autodesk, Inc. (a)	36	7,012
Cadence Design Systems, Inc. (a)	12	2,513
		9,525
Computers — 7.5%
Apple, Inc.	380	64,478

Consulting Services — 3.8%
Gartner, Inc. (a)	31	9,377
Verisk Analytics, Inc.	120	23,293
		32,670
Cosmetics and Toiletries — 0.7%
The Estee Lauder Companies, Inc.	26	6,415

Data Processing/Management — 1.3%
Fiserv, Inc. (a)	94	11,479

Decision Support Software — 2.6%
MSCI, Inc.	47	22,675

Diagnostic Equipment — 11.5%
Danaher Corp.	254	60,175
Thermo Fisher Scientific, Inc.	70	38,843
		99,018
Diagnostic Kits — 0.7%
Natera, Inc. (a)	124	6,289

E-Commerce/Services — 1.2%
Airbnb, Inc. - Class A (a)	83	9,933

Electronic Components and Semiconductors — 0.3%
Monolithic Power Systems, Inc.	6	2,772

Electronic Connectors — 0.6%
Amphenol Corp. - Class A	63	4,755

Electronic Forms — 2.0%
Adobe, Inc. (a)	45	16,990

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Growth ETF

Schedule of Investments

April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Enterprise Software Services — 1.5%
salesforce.com, Inc. (a)	67	$13,291

Entertainment Software — 1.2%
Electronic Arts, Inc.	80	10,182

Finance - Credit Card — 4.4%
Mastercard, Inc. - Class A	20	7,600
Visa, Inc. - Class A	131	30,488
		38,088
Industrial Gases — 2.3%
Linde PLC (b)	54	19,950

Internet Content and Entertainment — 4.6%
Netflix, Inc. (a)	119	39,262

Machinery - General Industries — 2.4%
Otis Worldwide Corp.	146	12,454
The Middleby Corp. (a)	56	7,889
		20,343
Machinery - Pumps — 2.6%
Graco, Inc.	175	13,876
Xylem, Inc.	80	8,307
		22,183
Medical Instruments — 1.1%
Intuitive Surgical, Inc. (a)	31	9,338

Medical Products — 3.5%
Abbott Laboratories	123	13,588
Align Technology, Inc. (a)	50	16,265
		29,853
Medical - Biomedical/Genetics — 1.3%
Regeneron Pharmaceuticals, Inc. (a)	14	11,225

Medical - Drugs — 2.3%
Johnson & Johnson	66	10,804
Zoetis, Inc.	50	8,789
		19,593
Merchant Wholesalers, Nondurable Goods — 0.9%
McKesson Corp.	21	7,649

Private Equity — 1.3%
Blackstone, Inc.	121	10,809

Rental Auto/Equipment — 0.6%
WillScot Mobile Mini Holdings Corp. (a)	108	4,903

Retail - Apparel/Shoe — 1.0%
Lululemon Athletica, Inc. (a)	23	8,738

Retail - Auto Parts — 2.2%
AutoZone, Inc. (a)	7	18,643

Retail - Building Products — 0.6%
Lowe’s Cos., Inc.	25	5,196

Retail - Major Department Store — 1.8%
The TJX Cos Inc.	196	15,449

Retail - Restaurants — 2.4%
Chipotle Mexican Grill, Inc. (a)	10	20,676

Semiconductor Components and Integrated Circuits — 1.2%
Analog Devices, Inc.	58	10,433

Web Hosting/Design — 0.8%
VeriSign, Inc. (a)	31	6,876
TOTAL COMMON STOCKS (Cost $732,060)		821,899

Real Estate Investment Trust (REITS) — 2.5%
American Tower Corp.	107	21,870
TOTAL REITS (Cost $22,455)		21,870

MONEY MARKET FUNDS — 2.0%
First American Government Obligations Fund, 4.73% (c)	16,934	16,934
TOTAL MONEY MARKET FUNDS (Cost $16,934)		16,934

Total Investments — 100.0% (Cost $771,449)		860,703
Other assets and liabilities, net — 0.0% (d)		(276)
TOTAL NET ASSETS — 100.0%		$860,427

Percentages are stated as a percent of net assets.

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the seven-day yield at period end.

(d)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Value ETF

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.1%
Aerospace/Defense — 3.6%
Curtiss - Wright Corp.	55	$9,340
Raytheon Technologies Corp.	243	24,276
		33,616
Airlines — 1.9%
Southwest Airlines Co.	571	17,296

Apparel Manufacturers — 1.2%
Tapestry, Inc.	277	11,304

Broadcast Service/Program — 1.5%
Warner Bros Discovery, Inc. (a)	1,018	13,855
Casino Hotels — 2.5%
Las Vegas Sands Corp. (a)	361	23,050

Chemicals - Diversified — 1.4%
FMC Corp.	108	13,347

Commercial Banks - Southern US — 1.5%
Popular, Inc. (b)	233	13,982

Computer Services — 2.7%
Amdocs Ltd. (b)	121	11,041
International Business Machines Corp.	110	13,905
		24,946
Computer Software — 1.2%
Teradata Corp. (a)	284	10,994

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc.	175	10,276

Diversified Banking Institutions— 3.7%
Citigroup, Inc.	479	22,547
The Goldman Sachs Group, Inc.	35	12,020
		34,567
Diversified Manufacturing Operations — 4.1%
General Electric Co.	289	28,602
Textron, Inc.	151	10,108
		38,710
Electric - Integrated — 2.6%
FirstEnergy Corp.	272	10,826
PG&E Corp. (a)	778	13,311
		24,137
Fiduciary Banks — 1.1%
State Street Corp.	146	10,550

Finance - Consumer Loans — 1.2%
SLM Corp.	734	11,025

Finance - Investing Banking — 1.5%
Charles Schwab Corp.	268	14,000

Gas - Distribution — 1.7%
National Fuel Gas Co.	275	15,373

Internet Infraestructure Software — 4.2%
F5, Inc. (a)	293	39,368

Life and Health Insurance — 1.5%
Equitable Holdings, Inc.	528	13,723

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Value ETF

Schedule of Investments

April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Machinery - Construction and Mining — 1.3%
Caterpillar, Inc.	57	$12,472

Medical - Biomedical/Genetics — 3.9%
Regeneron Pharmaceuticals, Inc. (a)	22	17,639
United Therapeutics Corp. (a)	83	19,101
		36,740
Medical - Drugs — 1.7%
Merck & Co, Inc.	135	15,589

Medical - Generic Drugs — 1.3%
Perrigo Co. PLC (b)	333	12,384

Medical - HMO — 5.5%
Elevance Health, Inc.	64	29,994
Humana, Inc.	41	21,750
		51,744
Merchant Wholesalers, Nondurable Goods — 2.2%
McKesson Corp.	56	20,397

Metal - Copper — 3.3%
Freeport-McMoRan, Inc.	804	30,480

Multi-Line Insurance — 7.2%
Allstate Corp.	140	16,206
American International Group, Inc.	614	32,567
MetLife, Inc.	301	18,460
		67,233
Oil Company, Exploration and Production — 4.6%
EOG Resources, Inc.	86	10,274
Hess Corp.	107	15,521
Occidental Petroleum Corp.	285	17,536
		43,331
Pharmacy Services — 4.5%
The Cigna Group	164	41,540

Retail - Auto Parts — 2.7%
Advance Auto Parts, Inc.	95	11,925
AutoZone, Inc. (a)	5	13,316
		25,241
Retail - Building Products — 2.9%
Lowe’s Cos, Inc.	131	27,226

Retail - Discount — 1.3%
Dollar Tree, Inc. (a)	82	12,604

Super - Regional Banks - US — 6.6%
The PNC Financial Services Group, Inc.	129	16,802
Wells Fargo & Co.	1,123	44,639
		61,441
Tobacco — 3.1%
Philip Morris International, Inc.	292	29,191

Transportation Services — 3.9%
FedEx Corp.	119	27,106
United Parcel Service, Inc. - Class B	54	9,710
		36,816
Web Portals/Internet Services Providers — 1.9%
Alphabet, Inc. - Class C (a)	160	17,315
TOTAL COMMON STOCKS (Cost $926,626)		915,863

MONEY MARKET FUNDS — 1.9%
First American Government Obligations Fund, 4.73%(c)	18,163	18,163
TOTAL MONEY MARKET FUNDS (Cost $18,163)		18,163

Total Investments — 100.0% (Cost $944,788)		934,026
Other assets and liabilities, net — 0.0%(d)		256
TOTAL NET ASSETS — 100.0%		$934,282

Percentages are stated as a percent of net assets.

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent ETFs

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

	Alpha Intelligent - Large Cap Growth ETF	Alpha Intelligent - Large Cap Value ETF
Assets
Investments, at value (cost $771,449 and $944,788, respectively)	$860,703	$934,026
Dividend and interest receivable	318	907
Total assets	861,021	934,933

Liabilities
Payable to Adviser	594	651
Total liabilities	594	651
Net Assets	$860,427	$934,282

Net Assets Consists of:
Paid-in capital	$1,100,550	$1,012,025
Total distributable earnings (accumulated losses)	(240,123)	(77,743)
Net Assets	$860,427	$934,282

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	50,000	40,000
Net Asset Value, redemption price and offering price per share	$17.21	$23.36

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent ETFs

Statements of Operations

For the Six Months Ended April 30, 2023 (Unaudited)

	Alpha Intelligent - Large Cap Growth ETF	Alpha Intelligent - Large Cap Value ETF
Investment Income
Dividend income (net witholding tax of $0 and $10, respectively)	$2,471	$7,461
Interest income	281	346
Total investment income	2,752	7,807

Expenses
Investment advisory fees	2,927	3,430
Total expenses	2,927	3,430
Net investment income (loss)	(175)	4,377

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(57,483)	(3,124)
Net change in unrealized appreciation/depreciation on investments	112,149	(27,881)
Net realized and unrealized gain (loss)	54,666	(31,005)
Net increase (decrease) in net assets from operations	$54,491	$(26,628)

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Growth ETF

Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)
From Operations
Net investment loss	$(175)	$(2,373)
Net realized loss on investment	(57,483)	(239,173)
Net change in unrealized appreciation/depreciation on investments	112,149	(22,895)
Net increase (decrease) in net assets resulting from operations	54,491	(264,441)

From Capital Share Transactions
Proceeds from shares sold	325,079	2,038,543
Cost of shares redeemed	—	(1,293,245)
Net increase in net assets resulting from capital share transactions	325,079	745,298

Total Increase in Net Assets	379,570	480,857

Net Assets
Beginning of period	480,857	—
End of period	$860,427	$480,857

Changes in Shares Outstanding
Shares outstanding, beginning of period	30,000	—
Shares sold	20,000	80,000
Shares redeemed	—	(50,000)
Shares outstanding, end of period	50,000	30,000

(1)	The Fund commenced operations on December 1, 2021.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Value ETF

Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)
From Operations
Net investment income	$4,377	$8,452
Net realized loss on investments	(3,124)	(67,110)
Net change in unrealized appreciation/depreciation on investments	(27,881)	17,119
Net decrease in net assets resulting from operations	(26,628)	(41,539)

From Distributions
Distributable earnings	(8,827)	(749)
Total distributions	(8,827)	(749)

From Capital Share Transactions
Proceeds from shares sold	249,582	762,443
Cost of shares redeemed	—	—
Net increase in net assets resulting from capital share transactions	249,582	762,443

Total Increase in Net Assets	214,127	720,155

Net Assets
Beginning of period	720,155	—
End of period	$934,282	$720,155

Changes in Shares Outstanding
Shares outstanding, beginning of period	30,000	—
Shares sold	10,000	30,000
Shares redeemed	—	—
Shares outstanding, end of period	40,000	30,000

(1)	The Fund commenced operations on December 1, 2021.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Growth ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2023	Period Ended October 31, 2022(1)
Net Asset Value, Beginning of Period	$16.03	$25.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	— (7)	(0.08)
Net realized and unrealized gain (loss)	1.18	(8.89)
Total from investment operations	1.18	(8.97)

Net Asset Value, End of Period	$17.21	$16.03

Total return, at NAV(3)(4)	7.36%	(35.89)%
Total return, at Market(3)(4)	7.25%	(35.88)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$860	$481

Ratio of expenses to average net assets(5)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(5)	(0.05)%	(0.44)%
Portfolio turnover rate(4)(6)	121%	212%

(1)	The Fund commenced operations on December 1, 2021.

(2)	Per share net investment income (loss) was caclulated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)	Amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Value ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2023	Period Ended October 31, 2022(1)
Net Asset Value, Beginning of Period	$24.01	$25.00

Income (Loss) from investment operations:
Net investment income(2)	0.13	0.30
Net realized and unrealized loss	(0.49)	(1.25)
Total from investment operations	(0.36)	(0.95)

Less distributions paid:
From net investment income	(0.29)	(0.04)
Total distributions paid	(0.29)	(0.04)

Net Asset Value, End of Period	$23.36	$24.01

Total return, at NAV(3)(4)	(1.48)%	(3.85)%
Total return, at Market(3)(4)	(1.55)%	(3.79)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$934	$720

Ratio of expenses to average net assets(5)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(5)	1.08%	1.34%
Portfolio turnover rate(4)(6)	188%	239%

(1)	The Fund commenced operations on December 1, 2021.

(2)	Per share net investment income (loss) was caclulated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations of the Fund.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent ETFs

Notes to Financial Statements

April 30, 2023 (Unaudited)

1.	ORGANIZATION

The Alpha Intelligent – Large Cap Growth ETF (“AILG”) and Alpha Intelligent – Large Cap Value ETF (“AILV”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

AILG is an actively-managed ETF that seeks to provide total return by investing primarily in equity securities of large capitalization companies, with a focus on growth potential. In seeking to achieve the Fund’s investment objective, Princeton Fund Advisors, LLC (the “Adviser”), the Fund’s investment adviser, implements its alpha strategy to seek to identify investment opportunities in which the performance of a company’s stock will exceed that of the market over time.

AILV is an actively-managed ETF that seeks to provide total return by investing primarily in equity securities of large capitalization companies, with a focus on value stocks. In seeking to achieve the Fund’s investment objective, the Adviser implements its alpha strategy to seek to identify investment opportunities in which the performance of a company’s stock will exceed that of the market over time.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the

Alpha Intelligent ETFs

Notes to Financial Statements

April 30, 2023 (Unaudited) (Continued)

occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Alpha Intelligent ETFs

Notes to Financial Statements

April 30, 2023 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2023, are as follows:

Alpha Intelligent – Large Cap Growth ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$821,899	$—	$—	$821,899
Real Estate Investment Trusts (REITS)	21,870	—	—	21,870
Money Market Funds	16,934	—	—	16,934
Total Investments - Assets	$860,703	$—	$—	$860,703

Alpha Intelligent – Large Cap Value ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$915,863	$—	$—	$915,863
Money Market Funds	18,163	—	—	18,163
Total Investments - Assets	$934,026	$—	$—	$934,026

*	See the Schedules of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Distributions received from each Fund’s investments in real estate investment trusts (“REITS”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and

Alpha Intelligent ETFs

Notes to Financial Statements

April 30, 2023 (Unaudited) (Continued)

distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Funds commenced operations on December 1, 2021.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.85% of each Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Alpha Intelligent ETFs

Notes to Financial Statements

April 30, 2023 (Unaudited) (Continued)

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

Alpha Intelligent ETFs

Notes to Financial Statements

April 30, 2023 (Unaudited) (Continued)

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Period Ended April 30, 2023
	Ordinary Income(1)	Long-Term Capital Gain
Alpha Intelligent – Large Cap Growth ETF	$—	$—
Alpha Intelligent – Large Cap Value ETF	8,827	—

	Period Ended October 31, 2022
	Ordinary Income(1)	Long-Term Capital Gain
Alpha Intelligent – Large Cap Growth ETF	$—	$—
Alpha Intelligent – Large Cap Value ETF	749	—

(1)	Ordinary income includes short-term capital gains.

As of October 31, 2022, the Funds’ fiscal period end, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Alpha Intelligent – Large Cap Growth ETF	Alpha Intelligent – Large Cap Value ETF
Federal Tax Cost of Investments	$595,574	$734,830
Gross Tax Unrealized Appreciation	$18,770	$43,422
Gross Tax Unrealized Depreciation	(133,218)	(58,387)
Net Tax Unrealized Appreciation (Depreciation)	(114,448)	(14,965)
Undistributed Ordinary Income	—	7,703
Undistributed Long-Term Gains	—	—
Other Accumulated Gain (Loss)	(180,166)	(35,026)
Total Distributable Earnings / (Accumulated Losses)	$(294,614)	$(42,288)

Under current tax law, net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended October 31, 2022, Alpha Intelligent - Large Cap Growth ETF elected to defer an ordinary late year loss of $440.

At October 31, 2022, the Funds’ most recent fiscal period end, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Alpha Intelligent – Large Cap Growth ETF	$(178,728)	$(998)
Alpha Intelligent – Large Cap Value ETF	$(35,026)	—

6.	INVESTMENT TRANSACTIONS

During the period ended April 30, 2023, there were no realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations.

Alpha Intelligent ETFs

Notes to Financial Statements

April 30, 2023 (Unaudited) (Continued)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended April 30, 2023, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
AILG	$809,819	$899,028	$406,974	$—
AILV	1,519,157	1,524,436	245,210	—

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”

8.	SUBSEQUENT EVENTS

On May 24, 2023, the Funds liquidated according to the Plan of Liquidation.

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Alpha Intelligent ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Funds’ website at https://alpha-intelligent-strategies.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at
www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at https://alpha-intelligent-strategies.com.

TAX INFORMATION

For the fiscal period ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows

Alpha Intelligent – Large Cap Growth ETF	0.00%
Alpha Intelligent – Large Cap Value ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2022, was as follows:

Alpha Intelligent – Large Cap Growth ETF	0.00%
Alpha Intelligent – Large Cap Value ETF	100.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows (unaudited):

Alpha Intelligent – Large Cap Growth ETF	0.00%
Alpha Intelligent – Large Cap Value ETF	0.00%

Alpha Intelligent ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Investment Adviser:

Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	7/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	7/6/2023

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	7/6/2023

*	Print the name and title of each signing officer under his or her signature.